Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]
Note 9. Commitments and Contingencies

Successor

Legal Proceedings

From time to time, the Companies may become involved in legal proceedings arising in the ordinary course of its business. The Companies are not presently a party to any legal proceedings that, if determined adversely to the Companies, would have a material adverse effect on the Companies.

Indemnification

In the ordinary course of business, the Company may provide indemnification of varying scope and terms to customers, vendors, investors, directors and officers with respect to certain matters, including, but not limited to, losses arising out of our breach of such agreements, services to be provided by the Company, or from intellectual property infringement claims made by third parties. These indemnification provisions may survive termination of the underlying agreement and the maximum potential amount of future payments the Company could be required to make under these indemnification provisions may not be subject to maximum loss clauses. The maximum potential amount of future payments the Company could be required to make under these indemnification provisions is indeterminable. The Company has never paid a material claim, nor have it been sued in connection with these indemnification arrangements.

As of March 31, 2019, and
December 31, 2018, the Company has not accrued a liability for these indemnification arrangements because the likelihood of incurring a payment obligation, if any, in connection with these indemnification arrangements is not probable or reasonably estimable.

Note 5. Commitments and Contingencies

Underwriting Agreement

Pursuant to the underwriting agreement relating to the initial public offering (the “Underwriting Agreement”), GTY paid an underwriting discount of $0.20 per unit, or $11.04 million in the aggregate, upon the consummation of the Initial Public Offering. An additional fee of $0.35 per unit, or $19.32 million in the aggregate will be payable to the underwriters for deferred underwriting fees from the amounts held in the Trust Account, subject to the terms of the underwriting agreement. In January 2019, the Company amended the Underwriting Agreement and reduced the deferred underwriting fees to $3.25 million payable in cash, which was reflected in the accompanying consolidated balance sheets (Note 8). The Company paid off this amount upon consummation of the business combination in February 2019.